Taxation Paid - Detailed Information About Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes paid (refund) [abstract]
Amount owing at beginning of the year	$ (24.8)	$ (0.9)	$ (46.7)
SA and foreign current taxation	(366.5)	(190.6)	(145.7)
SA and foreign current taxation recognised in OCI	0.0	(14.7)	0.0
Amount owing at end of the year	121.3	24.8	0.9
Translation	(8.7)	(0.4)	0.8
Total taxation paid	$ (278.7)	$ (181.8)	$ (190.7)